Plant, Equipment, and Mine Development, Net - Narrative (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Capitalized interest		$ 654	$ 44	$ 1,831	$ 551
Plant, equipment and mine development, gross		92,489		85,256	48,732
Mineral properties		40		40	0
Process equipment
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment		1,400		1,200
Plant, equipment and mine development, gross		17,459		16,065	14,770
Mine equipment
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment		700
Plant, equipment and mine development, gross		6,707		5,961	4,716
Construction in progress and other
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment	$ 3,200			30,900
Capitalized interest	700
Plant, equipment and mine development, gross	$ 34,100	37,683		33,185	936
Leach pads not in use
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross		$ 11,200		$ 11,200	$ 11,200